ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.3%

Building Materials – 24.3%
AZEK Co., Inc. (The)(a)	300	$14,667
Carrier Global Corp.	215	13,631
Daikin Industries Ltd. (Japan)(b)	965	10,518
Johnson Controls International PLC	155	12,417
Lennox International, Inc.	50	28,042
Modine Manufacturing Co.(a)	115	8,826
SPX Technologies, Inc.(a)	85	10,946
Trane Technologies PLC	105	35,377
Total Building Materials		134,424

Commercial Services – 5.8%
Willdan Group, Inc.(a)	785	31,965

Distribution/Wholesale – 6.0%
Watsco, Inc.	65	33,039

Electric – 4.5%
AES Corp. (The)	2,000	24,840

Electrical Components & Equipment – 11.0%
AMETEK, Inc.	70	12,050
Eaton Corp. PLC	35	9,514
Generac Holdings, Inc.(a)	190	24,063
Graham Corp.(a)	530	15,275
Total Electrical Components & Equipment		60,902

Electronics – 6.1%
Amphenol Corp., Class A	515	33,779

Engineering & Construction – 9.8%
Comfort Systems USA, Inc.	75	24,175
Limbach Holdings, Inc.(a)	405	30,160
Total Engineering & Construction		54,335

Machinery - Construction & Mining – 8.4%
GE Vernova, Inc.	90	27,475
Vertiv Holdings Co., Class A	265	19,133
Total Machinery - Construction & Mining		46,608

Machinery - Diversified – 7.6%
Dover Corp.	100	17,568
Middleby Corp. (The)(a)	160	24,317
Total Machinery - Diversified		41,885

Miscellaneous Manufacturing – 8.6%
Carlisle Cos., Inc.	50	17,025
Illinois Tool Works, Inc.	75	18,601
Parker-Hannifin Corp.	20	12,157
Total Miscellaneous Manufacturing		47,783

REITS – 5.2%
Digital Realty Trust, Inc.	200	28,658

Total Common Stocks (Cost $595,331)		538,218

MONEY MARKET FUND – 5.5%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 4.21%(c)
Investments	Shares	Value
MONEY MARKET FUND (continued)
(Cost $30,468)	30,468	$30,468

Total Investments – 102.8% (Cost $625,799)		568,686
Liabilities in Excess of Other Assets – (2.8%)		(15,742)
Net Assets – 100.0%		$552,944

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2025.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$538,218	$–	$–	$538,218
Money Market Fund	30,468	–	–	30,468
Total	$568,686	$–	$–	$568,686

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Building Materials	24.3%
Commercial Services	5.8
Distribution/Wholesale	6.0
Electric	4.5
Electrical Components & Equipment	11.0
Electronics	6.1
Engineering & Construction	9.8
Machinery - Construction & Mining	8.4
Machinery - Diversified	7.6
Miscellaneous Manufacturing	8.6
REITS	5.2
Money Market Fund	5.5
Total Investments	102.8
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%